Investments (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	$ 10,026	$ 3,435	$ 11,458
Total net realized losses related to other-than-temporary Impairments	(53)	(2,984)	(4,275)
Total net realized gains	9,973	451	7,183
Fixed maturity securities
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	10,496	6,457	12,287
Total net realized losses related to other-than-temporary Impairments	(14)	(2,974)	(4,045)
Equity securities
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	(2,203)	(2,343)	3,051
Total net realized losses related to other-than-temporary Impairments	(39)	(10)	(230)
Commercial mortgage loans on real estate
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	1,734	(679)	(3,882)
Short-term investments
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	(1)	0	0
Other investments
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	$ 0	$ 0	$ 2